Other payable	12 Months Ended
Dec. 31, 2018
Other Payable
24. Other payable

	As at December 31,
	2017 restated	2018
	RMB’000	RMB’000

Other payable to related parties(1)	15,682	27,804
Accrued expenses	7,032	5,734
Other taxes payable	4,002	1,722
Total	26,716	35,260

__________

(1) See Note 29 of Notes to the Consolidated Financial Statements, Section 6. Reverse merger expenses payable to a related party, Section 7. Advisory expenses with a related party, Section 8. Intermediary agreement with a related party and Section 9. Funds provided by related parties for payments to certain loans payable for detailed disclosure.